Stockholders’ Equity (Details) - Schedule of Summarizes the Activity of LiveOne’s Restricted Stock - Restricted Stock Units (RSUs) [Member]	9 Months Ended
Dec. 31, 2023 shares
Shares
Number of Shares, Outstanding at beginning	262,500
Number of Shares, Granted	320,000
Number of Shares, Outstanding at ending	582,500